WARRANTS LIABILTY (Tables)	6 Months Ended
Jun. 30, 2024
Warrants Liabilty
SUMMARY OF THE CHANGES IN THE FAIR VALUE OF THE WARRANTS LIABILITY

The table below sets forth a summary of the changes in the fair value of the warrants liability classified as Level 1:

June 30,
2024
U.S. dollars in thousands
Balance as of December 31, 2023	-
Initial recognition	306
Changes in fair value	(125)
Balance as of June 30, 2024	181